Distribution Date:	08/12/24	GS Mortgage Securities Trust 2020-GSA2
Determination Date:	08/06/24
Next Distribution Date:	09/12/24
Record Date:	07/31/24	Commercial Mortgage Pass-Through Certificates
Series 2020-GSA2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 1)	13-14		Heather Bennett and Job Warshaw		lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 2)	15-16		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36264KAR1	0.468000%	17,052,000.00	3,461,713.18	481,044.10	1,350.07	0.00	0.00	482,394.17	2,980,669.08	30.54%	30.00%
A-2	36264KAS9	1.295000%	10,429,000.00	10,429,000.00	0.00	11,254.63	0.00	0.00	11,254.63	10,429,000.00	30.54%	30.00%
A-3	36264KAT7	1.560000%	13,754,000.00	13,754,000.00	0.00	17,880.20	0.00	0.00	17,880.20	13,754,000.00	30.54%	30.00%
A-4	36264KAU4	1.721000%	159,000,000.00	159,000,000.00	0.00	228,032.50	0.00	0.00	228,032.50	159,000,000.00	30.54%	30.00%
A-5	36264KAV2	2.012000%	322,296,000.00	322,296,000.00	0.00	540,382.96	0.00	0.00	540,382.96	322,296,000.00	30.54%	30.00%
A-AB	36264KAW0	1.662000%	32,358,000.00	32,358,000.00	0.00	44,815.83	0.00	0.00	44,815.83	32,358,000.00	30.54%	30.00%
A-S	36264KAZ3	2.224000%	57,471,000.00	57,471,000.00	0.00	106,512.92	0.00	0.00	106,512.92	57,471,000.00	23.16%	22.75%
B	36264KBA7	2.340000%	35,671,000.00	35,671,000.00	0.00	69,558.45	0.00	0.00	69,558.45	35,671,000.00	18.58%	18.25%
C	36264KBB5	2.989000%	37,653,000.00	37,653,000.00	0.00	93,787.35	0.00	0.00	93,787.35	37,653,000.00	13.74%	13.50%
D	36264KBD1	2.250000%	26,754,000.00	26,754,000.00	0.00	50,163.75	0.00	0.00	50,163.75	26,754,000.00	10.31%	10.13%
E	36264KAD2	2.250000%	19,817,000.00	19,817,000.00	0.00	37,156.88	0.00	0.00	37,156.88	19,817,000.00	7.76%	7.63%
F	36264KAF7	3.723195%	19,818,000.00	19,818,000.00	0.00	61,488.56	0.00	0.00	61,488.56	19,818,000.00	5.22%	5.13%
G-RR	36264KAH3	3.723195%	7,927,000.00	7,927,000.00	0.00	24,594.80	0.00	0.00	24,594.80	7,927,000.00	4.20%	4.13%
H-RR	36264KAK6	3.723195%	32,699,123.00	32,699,123.00	0.00	98,072.95	0.00	0.00	98,072.95	32,699,123.00	0.00%	0.00%
RR Certificates	36264KAP5	3.723195%	11,009,350.00	10,820,602.19	6,680.95	33,525.71	0.00	0.00	40,206.66	10,813,921.24	0.00%	0.00%
RR Interest	N/A	3.723195%	22,622,314.00	22,234,469.83	13,728.20	68,889.55	0.00	0.00	82,617.75	22,220,741.63	0.00%	0.00%
S	36264KBE9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36264KAM2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			826,330,787.00	812,163,908.20	501,453.25	1,487,467.11	0.00	0.00	1,988,920.36	811,662,454.95

X-A	36264KAX8	1.818832%	612,360,000.00	598,769,713.18	0.00	907,551.02	0.00	0.00	907,551.02	598,288,669.08
X-B	36264KAY6	1.049923%	73,324,000.00	73,324,000.00	0.00	64,153.80	0.00	0.00	64,153.80	73,324,000.00
X-D	36264KAB6	1.473195%	46,571,000.00	46,571,000.00	0.00	57,173.45	0.00	0.00	57,173.45	46,571,000.00
Notional SubTotal			732,255,000.00	718,664,713.18	0.00	1,028,878.27	0.00	0.00	1,028,878.27	718,183,669.08

Deal Distribution Total					501,453.25	2,516,345.38	0.00	0.00	3,017,798.63

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36264KAR1	203.00921769	28.21042106	0.07917370	0.00000000	0.00000000	0.00000000	0.00000000	28.28959477	174.79879662
A-2	36264KAS9	1,000.00000000	0.00000000	1.07916675	0.00000000	0.00000000	0.00000000	0.00000000	1.07916675	1,000.00000000
A-3	36264KAT7	1,000.00000000	0.00000000	1.30000000	0.00000000	0.00000000	0.00000000	0.00000000	1.30000000	1,000.00000000
A-4	36264KAU4	1,000.00000000	0.00000000	1.43416667	0.00000000	0.00000000	0.00000000	0.00000000	1.43416667	1,000.00000000
A-5	36264KAV2	1,000.00000000	0.00000000	1.67666667	0.00000000	0.00000000	0.00000000	0.00000000	1.67666667	1,000.00000000
A-AB	36264KAW0	1,000.00000000	0.00000000	1.38500000	0.00000000	0.00000000	0.00000000	0.00000000	1.38500000	1,000.00000000
A-S	36264KAZ3	1,000.00000000	0.00000000	1.85333333	0.00000000	0.00000000	0.00000000	0.00000000	1.85333333	1,000.00000000
B	36264KBA7	1,000.00000000	0.00000000	1.95000000	0.00000000	0.00000000	0.00000000	0.00000000	1.95000000	1,000.00000000
C	36264KBB5	1,000.00000000	0.00000000	2.49083340	0.00000000	0.00000000	0.00000000	0.00000000	2.49083340	1,000.00000000
D	36264KBD1	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
E	36264KAD2	1,000.00000000	0.00000000	1.87500025	0.00000000	0.00000000	0.00000000	0.00000000	1.87500025	1,000.00000000
F	36264KAF7	1,000.00000000	0.00000000	3.10266223	0.00000000	0.00000000	0.00000000	0.00000000	3.10266223	1,000.00000000
G-RR	36264KAH3	1,000.00000000	0.00000000	3.10266179	0.00000000	0.00000000	0.00000000	0.00000000	3.10266179	1,000.00000000
H-RR	36264KAK6	1,000.00000000	0.00000000	2.99925322	0.10340889	0.44670128	0.00000000	0.00000000	2.99925322	1,000.00000000
RR Certificates	36264KAP5	982.85568085	0.60684327	3.04520340	0.00426547	0.01842797	0.00000000	0.00000000	3.65204667	982.24883758
RR Interest	N/A	982.85568090	0.60684331	3.04520351	0.00426570	0.01842694	0.00000000	0.00000000	3.65204682	982.24883759
S	36264KBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36264KAM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36264KAX8	977.80670387	0.00000000	1.48205471	0.00000000	0.00000000	0.00000000	0.00000000	1.48205471	977.02114619
X-B	36264KAY6	1,000.00000000	0.00000000	0.87493590	0.00000000	0.00000000	0.00000000	0.00000000	0.87493590	1,000.00000000
X-D	36264KAB6	1,000.00000000	0.00000000	1.22766206	0.00000000	0.00000000	0.00000000	0.00000000	1.22766206	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/24 - 07/30/24	30	0.00	1,350.07	0.00	1,350.07	0.00	0.00	0.00	1,350.07	0.00
A-2	07/01/24 - 07/30/24	30	0.00	11,254.63	0.00	11,254.63	0.00	0.00	0.00	11,254.63	0.00
A-3	07/01/24 - 07/30/24	30	0.00	17,880.20	0.00	17,880.20	0.00	0.00	0.00	17,880.20	0.00
A-4	07/01/24 - 07/30/24	30	0.00	228,032.50	0.00	228,032.50	0.00	0.00	0.00	228,032.50	0.00
A-5	07/01/24 - 07/30/24	30	0.00	540,382.96	0.00	540,382.96	0.00	0.00	0.00	540,382.96	0.00
A-AB	07/01/24 - 07/30/24	30	0.00	44,815.83	0.00	44,815.83	0.00	0.00	0.00	44,815.83	0.00
X-A	07/01/24 - 07/30/24	30	0.00	907,551.02	0.00	907,551.02	0.00	0.00	0.00	907,551.02	0.00
X-B	07/01/24 - 07/30/24	30	0.00	64,153.80	0.00	64,153.80	0.00	0.00	0.00	64,153.80	0.00
A-S	07/01/24 - 07/30/24	30	0.00	106,512.92	0.00	106,512.92	0.00	0.00	0.00	106,512.92	0.00
B	07/01/24 - 07/30/24	30	0.00	69,558.45	0.00	69,558.45	0.00	0.00	0.00	69,558.45	0.00
C	07/01/24 - 07/30/24	30	0.00	93,787.35	0.00	93,787.35	0.00	0.00	0.00	93,787.35	0.00
D	07/01/24 - 07/30/24	30	0.00	50,163.75	0.00	50,163.75	0.00	0.00	0.00	50,163.75	0.00
X-D	07/01/24 - 07/30/24	30	0.00	57,173.45	0.00	57,173.45	0.00	0.00	0.00	57,173.45	0.00
E	07/01/24 - 07/30/24	30	0.00	37,156.88	0.00	37,156.88	0.00	0.00	0.00	37,156.88	0.00
F	07/01/24 - 07/30/24	30	0.00	61,488.56	0.00	61,488.56	0.00	0.00	0.00	61,488.56	0.00
G-RR	07/01/24 - 07/30/24	30	0.00	24,594.80	0.00	24,594.80	0.00	0.00	0.00	24,594.80	0.00
H-RR	07/01/24 - 07/30/24	30	11,190.64	101,454.33	0.00	101,454.33	3,381.38	0.00	0.00	98,072.95	14,606.74
RR
	07/01/24 - 07/30/24	30	155.44	33,572.67	0.00	33,572.67	46.96	0.00	0.00	33,525.71	202.88
Certificates
RR Interest	07/01/24 - 07/30/24	30	319.37	68,986.05	0.00	68,986.05	96.50	0.00	0.00	68,889.55	416.86
Totals			11,665.45	2,519,870.22	0.00	2,519,870.22	3,524.84	0.00	0.00	2,516,345.38	15,226.48

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	3,017,798.63
Non-VRR Available Funds	2,894,974.22
VRR Available Funds	122,824.41
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,531,280.02	Master Servicing Fee	3,099.44
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,508.64
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	349.18
ARD Interest	0.00	Operating Advisor Fee	1,243.07
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	209.51
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,531,280.02	Total Fees	11,409.83

Principal		Expenses/Reimbursements
Scheduled Principal	501,453.25	Reimbursement for Interest on Advances	24.84
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	501,453.25	Total Expenses/Reimbursements	3,524.84

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,516,345.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	501,453.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,017,798.63
Total Funds Collected	3,032,733.27	Total Funds Distributed	3,032,733.30

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	812,163,908.59	812,163,908.59	Beginning Certificate Balance	812,163,908.20
(-) Scheduled Principal Collections	501,453.25	501,453.25	(-) Principal Distributions	501,453.25
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	811,662,455.34	811,662,455.34	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	812,167,889.01	812,167,889.01	Ending Certificate Balance	811,662,454.95
Ending Actual Collateral Balance	811,729,198.38	811,729,198.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.39)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.39)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	7,700,000.00	0.95%	66	4.1025	NAP	Defeased	2	7,700,000.00	0.95%	66	4.1025	NAP
$5,000,000 or less	10	35,083,537.91	4.32%	70	4.0185	2.323817	1.40 or less	0	0.00	0.00%	0	0.0000	0.000000
$5,000,001 to $10,000,000	13	91,358,577.24	11.26%	72	3.5746	3.250308	1.41 to 1.60	3	88,604,139.30	10.92%	76	3.8705	1.472945
$10,000,001 to $15,000,000	10	124,057,667.49	15.28%	65	3.5006	2.698006	1.61 to 1.70	1	10,365,343.74	1.28%	76	4.7500	1.661700
$15,000,001 to $25,000,000	6	129,042,615.67	15.90%	69	3.5153	3.464325	1.71 to 2.00	9	133,588,608.68	16.46%	69	4.0617	1.764000
$25,000,001 to $50,000,000	8	289,420,057.03	35.66%	75	3.7250	2.089281	2.01 to 2.50	9	93,059,225.38	11.47%	74	3.4109	2.220701
$50,000,001 or greater	2	135,000,000.00	16.63%	72	3.5331	2.652222	2.51 to 3.50	19	377,795,138.24	46.55%	71	3.5126	2.782641
Totals	51	811,662,455.34	100.00%	71	3.6248	2.632265	3.51 or greater	8	100,550,000.00	12.39%	71	3.2945	4.790119
							Totals	51	811,662,455.34	100.00%	71	3.6248	2.632265
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	7,700,000.00	0.95%	66	4.1025	NAP
							Defeased	2	7,700,000.00	0.95%	66	4.1025	NAP
Arkansas	1	37,719,085.41	4.65%	76	3.7175	2.610000
							Industrial	10	170,320,648.49	20.98%	76	3.6430	2.606253
California	12	120,582,392.05	14.86%	71	3.4372	2.576253
							Lodging	6	143,682,826.67	17.70%	67	3.5209	3.782109
Florida	3	15,007,627.60	1.85%	74	4.1717	2.125189
							Mixed Use	14	102,201,906.33	12.59%	65	3.4292	2.667913
Georgia	1	3,849,631.86	0.47%	75	3.6050	2.960000
							Multi-Family	29	67,421,923.06	8.31%	75	4.0036	2.768839
Illinois	1	2,850,000.00	0.35%	68	4.3800	1.710000
							Office	20	409,429,690.48	50.44%	75	3.6539	2.108619
Indiana	15	7,414,386.92	0.91%	76	4.7500	1.661700
							Retail	4	57,345,183.69	7.07%	63	3.6704	2.979720
Iowa	2	41,899,227.82	5.16%	76	3.7309	2.598827
							Self Storage	4	12,617,079.99	1.55%	68	3.9892	2.527302
Kansas	1	24,982,770.88	3.08%	76	3.7175	2.610000
							Totals	89	811,662,455.34	100.00%	71	3.6248	2.632265
Kentucky	1	6,264,700.00	0.77%	77	3.4800	2.530000

Michigan	3	42,488,566.72	5.23%	76	3.5863	3.127303

Nebraska	2	4,044,479.13	0.50%	75	4.3407	2.292599

Nevada	4	98,350,000.00	12.12%	66	3.5703	2.847748

New Jersey	2	54,619,782.22	6.73%	77	3.8466	1.783061

New Mexico	1	4,922,261.72	0.61%	68	4.1800	1.710000

New York	12	281,652,516.94	34.70%	75	3.5877	2.253736

North Carolina	1	16,545,183.69	2.04%	64	3.5440	3.090000

Ohio	9	17,813,318.25	2.19%	75	3.5475	2.013936

Oregon	1	13,200,000.00	1.63%	73	3.0300	4.540000

Pennsylvania	4	9,390,000.00	1.16%	76	3.3550	2.315187

Tennessee	2	78,507,371.67	9.67%	71	3.3870	3.997664

Texas	8	69,914,592.40	8.61%	71	4.1460	2.671822

Washington	1	11,001,363.43	1.36%	7	3.8500	1.920000

Totals	89	811,662,455.34	100.00%	71	3.6248	2.632265

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	7,700,000.00	0.95%	66	4.1025	NAP	Defeased	2	7,700,000.00	0.95%	66	4.1025	NAP
	3.000% or less	2	28,300,000.00	3.49%	76	2.8889	2.701731	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.250%	8	138,650,000.00	17.08%	71	3.1569	3.841673	13 months or greater	49	803,962,455.34	99.05%	72	3.6202	2.640615
	3.251% to 3.500%	6	87,694,700.00	10.80%	76	3.3712	2.718816	Totals	51	811,662,455.34	100.00%	71	3.6248	2.632265
	3.501% to 3.750%	14	304,890,405.94	37.56%	71	3.6223	2.593871
	3.751% to 4.000%	8	148,533,271.47	18.30%	70	3.8369	2.072959
	4.001% to 4.500%	5	46,472,846.31	5.73%	72	4.1811	1.929727
	4.501% or greater	3	41,530,688.72	5.12%	74	4.6345	1.702720
	Totals	51	811,662,455.34	100.00%	71	3.6248	2.632265
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	7,700,000.00	0.95%	66	4.1025	NAP	Defeased	2	7,700,000.00	0.95%	66	4.1025	NAP
	84 months or less	49	803,962,455.34	99.05%	72	3.6202	2.640615	Interest Only	22	428,380,000.00	52.78%	71	3.4014	3.121427
85 months to 112 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	1	4,922,261.72	0.61%	68	4.1800	1.710000
113 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	26	370,660,193.62	45.67%	73	3.8656	2.097287
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	51	811,662,455.34	100.00%	71	3.6248	2.632265
	Totals	51	811,662,455.34	100.00%	71	3.6248	2.632265
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	7,700,000.00	0.95%	66	4.1025	NAP			No outstanding loans in this group
Underwriter's Information		3	39,095,343.74	4.82%	76	3.7122	2.051692
	12 months or less	44	697,509,966.90	85.94%	72	3.6186	2.680032
	13 months or greater	2	67,357,144.70	8.30%	67	3.5834	2.574252
	Totals	51	811,662,455.34	100.00%	71	3.6248	2.632265
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
11A2-4	30316459	RT	Las Vegas	NV	Actual/360	3.741%	80,531.11	0.00	0.00	N/A	07/01/29	--	25,000,000.00	25,000,000.00	08/01/24
14A2-B	30318668	OF	Various	Various	Actual/360	4.195%	67,795.63	25,062.19	0.00	N/A	10/06/30	--	18,767,677.86	18,742,615.67	08/06/24
4A-13-7	30319065	LO	Las Vegas	NV	Actual/360	3.558%	199,149.17	0.00	0.00	03/05/30	03/05/32	--	65,000,000.00	65,000,000.00	08/05/24
5A1-4	30319066	MU	New York	NY	Actual/360	3.160%	108,844.44	0.00	0.00	N/A	03/06/30	--	40,000,000.00	40,000,000.00	07/06/24
6	30319067	OF	Sacramento	CA	Actual/360	3.377%	115,446.50	0.00	0.00	N/A	12/06/30	--	39,700,000.00	39,700,000.00	08/06/24
7A1	30319068	OF	Cheektowaga	NY	30/360	3.842%	116,582.93	59,048.87	0.00	N/A	12/06/30	--	36,413,200.83	36,354,151.96	07/06/24
10	30319070	MF	Houston	TX	Actual/360	4.585%	113,428.60	42,654.63	0.00	N/A	12/06/30	--	28,729,233.96	28,686,579.33	08/06/24
15	30319071	MU	Redwood City	CA	Actual/360	2.990%	39,393.25	0.00	0.00	N/A	12/01/30	--	15,300,000.00	15,300,000.00	08/01/24
16A2	30319073	IN	Various	OH	Actual/360	3.322%	42,909.17	0.00	0.00	N/A	11/06/30	--	15,000,000.00	15,000,000.00	08/06/24
17	30319075	Various Various		Various	Actual/360	3.355%	39,666.35	0.00	0.00	N/A	12/05/30	--	13,730,000.00	13,730,000.00	08/05/24
18	30319076	MF	King City	OR	Actual/360	3.030%	34,441.00	0.00	0.00	N/A	09/01/30	--	13,200,000.00	13,200,000.00	08/01/24
19	30319077	OF	Irvine	CA	Actual/360	2.770%	31,008.61	0.00	0.00	N/A	12/01/30	--	13,000,000.00	13,000,000.00	08/01/24
20	30319078	OF	Sacramento	CA	Actual/360	3.655%	37,768.33	0.00	0.00	N/A	12/01/27	--	12,000,000.00	12,000,000.00	08/01/24
23	30319079	MF	Ann Arbor	MI	Actual/360	3.198%	30,292.17	0.00	0.00	N/A	12/06/30	--	11,000,000.00	11,000,000.00	08/06/24
24	30319080	MF	Various	Various	Actual/360	4.750%	42,458.17	14,923.04	0.00	N/A	12/06/30	--	10,380,266.78	10,365,343.74	08/06/24
25	30319081	RT	Paramount	CA	Actual/360	3.690%	34,317.00	0.00	0.00	N/A	03/06/30	--	10,800,000.00	10,800,000.00	08/06/24
26	30319082	LO	Waco	TX	Actual/360	4.200%	31,737.28	14,719.35	0.00	N/A	03/06/30	--	8,775,284.30	8,760,564.95	08/06/24
27	30319083	OF	Las Vegas	NV	Actual/360	3.156%	22,692.52	0.00	0.00	N/A	11/06/30	--	8,350,000.00	8,350,000.00	08/06/24
30	30319084	OF	Bronx	NY	Actual/360	3.375%	19,617.19	0.00	0.00	N/A	12/06/30	--	6,750,000.00	6,750,000.00	08/06/24
31	30319085	MU	New York	NY	Actual/360	4.155%	23,614.25	0.00	0.00	N/A	11/06/30	--	6,600,000.00	6,600,000.00	06/06/24
32	30319086	IN	Lexington	KY	Actual/360	3.480%	18,773.22	0.00	0.00	N/A	01/01/31	--	6,264,700.00	6,264,700.00	08/01/24
33	30319087	MU	New York	NY	Actual/360	3.375%	18,164.06	0.00	0.00	N/A	12/06/30	--	6,250,000.00	6,250,000.00	08/06/24
34	30319088	IN	San Antonio	TX	Actual/360	3.060%	16,073.50	0.00	0.00	N/A	11/06/30	--	6,100,000.00	6,100,000.00	08/06/24
35	30319089	MU	Oakland	CA	Actual/360	3.763%	18,146.02	0.00	0.00	N/A	12/06/30	--	5,600,000.00	5,600,000.00	08/06/24
36	30319090	LO	Alamogordo	NM	Actual/360	4.180%	17,759.95	11,820.49	0.00	N/A	04/01/30	--	4,934,082.21	4,922,261.72	08/01/24
38	30319091	SS	McDonough	GA	Actual/360	3.605%	11,971.88	6,907.56	0.00	N/A	11/06/30	--	3,856,539.42	3,849,631.86	08/06/24
39	30319092	RT	Gainesville	FL	Actual/360	4.416%	15,495.87	0.00	0.00	N/A	06/06/29	--	4,075,000.00	4,075,000.00	08/06/24
41	30319093	SS	Dallas	TX	Actual/360	3.750%	11,705.73	0.00	0.00	N/A	12/01/30	--	3,625,000.00	3,625,000.00	08/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
42	30319094	MU	Hastings	NE	Actual/360	4.370%	10,113.52	4,182.55	0.00	N/A	11/06/30	--	2,687,580.75	2,683,398.20	08/06/24
43	30319095	MU	Schaumburg	IL	Actual/360	4.380%	10,749.25	0.00	0.00	N/A	04/06/30	--	2,850,000.00	2,850,000.00	08/06/24
45	30319096	MU	Various	Various	Actual/360	4.283%	8,707.17	3,713.75	0.00	N/A	12/06/30	--	2,360,858.45	2,357,144.70	06/06/24
46	30319097	SS	Kearny	NJ	Actual/360	3.990%	8,246.00	0.00	0.00	N/A	01/06/31	--	2,400,000.00	2,400,000.00	08/06/24
13A1-1	30505182	LO	Houston	TX	Actual/360	3.800%	65,444.44	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	08/06/24
29	30506226	OF	Orlando	FL	Actual/360	4.148%	26,645.00	12,233.96	0.00	N/A	09/06/30	--	7,459,637.93	7,447,403.97	08/06/24
40	30506230	SS	Houston	TX	Actual/360	3.900%	13,079.32	5,905.33	0.00	N/A	09/06/30	--	3,894,587.81	3,888,682.48	08/06/24
37A2-B	30506373	RT	Milpitas	CA	Actual/360	3.694%	15,904.72	0.00	0.00	N/A	02/06/30	--	5,000,000.00	5,000,000.00	08/06/24
44	30506508	SS	Houston	TX	Actual/360	4.725%	10,098.27	3,144.53	0.00	N/A	12/06/27	11/06/27	2,481,910.18	2,478,765.65	08/06/24
12A2-1	30506515	OF	New York	NY	Actual/360	3.250%	69,965.28	0.00	0.00	N/A	11/06/30	--	25,000,000.00	25,000,000.00	08/06/24
9A3	30506525	LO	Nashville	TN	Actual/360	3.139%	67,575.69	0.00	0.00	N/A	03/06/30	--	25,000,000.00	25,000,000.00	08/06/24
9A6	30506528	LO	Nashville	TN	Actual/360	3.139%	27,030.28	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	08/06/24
21A-1	30506533	MU	Redmond	WA	Actual/360	3.850%	36,530.20	17,382.75	0.00	N/A	03/06/25	--	11,018,746.18	11,001,363.43	08/06/24
22A3	30506541	RT	Garner	NC	Actual/360	3.544%	18,114.16	8,976.10	0.00	N/A	12/06/29	--	5,935,609.07	5,926,632.97	08/06/24
22A4	30506542	RT	Garner	NC	Actual/360	3.544%	16,227.27	8,041.09	0.00	N/A	12/06/29	--	5,317,316.44	5,309,275.35	08/06/24
3A1	30506549	IN	Various	Various	Actual/360	3.717%	134,309.19	73,263.82	0.00	N/A	12/06/30	--	41,956,144.29	41,882,880.47	08/06/24
3A3	30506559	IN	Various	Various	Actual/360	3.717%	44,769.73	24,421.27	0.00	N/A	12/06/30	--	13,985,381.59	13,960,960.32	08/06/24
3A5	30506561	IN	Various	Various	Actual/360	3.717%	14,923.24	8,140.43	0.00	N/A	12/06/30	--	4,661,793.73	4,653,653.30	08/06/24
8	30506588	OF	Knoxville	TN	Actual/360	3.720%	107,522.95	58,586.42	0.00	N/A	12/06/30	--	33,565,958.09	33,507,371.67	08/06/24
2A1	30506589	OF	Various	Various	Actual/360	3.840%	114,720.50	49,162.56	0.00	N/A	01/06/31	--	34,693,699.36	34,644,536.80	08/06/24
28	30506590	IN	Chino	CA	Actual/360	3.560%	24,524.44	0.00	0.00	N/A	12/06/30	--	8,000,000.00	8,000,000.00	08/06/24
1A2	30506624	OF	New York	NY	Actual/360	3.510%	211,575.00	0.00	0.00	N/A	01/06/31	--	70,000,000.00	70,000,000.00	08/06/24
2A2	30506655	OF	Various	Various	Actual/360	3.840%	114,720.50	49,162.56	0.00	N/A	01/06/31	--	34,693,699.36	34,644,536.80	08/06/24
Totals							2,531,280.02	501,453.25	0.00				812,163,908.59	811,662,455.34
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
11A2-4	77,755,881.36	23,235,521.36	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14A2-B	8,893,098.50	2,062,293.36	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-13-7	280,299,853.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1-4	49,917,843.00	0.00	--	--	--	0.00	0.00	108,715.27	108,715.27	0.00	0.00
6	3,856,295.68	999,110.04	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	5,959,901.61	1,077,321.57	01/01/24	03/31/24	--	0.00	0.00	175,555.94	175,555.94	0.00	0.00
10	3,214,029.87	839,196.93	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,431,521.44	1,503,980.31	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2	5,665,960.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,877,006.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	851,938.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,296,918.32	349,306.73	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,626,026.12	1,673,750.74	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,690,260.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	966,868.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,188,709.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,036,369.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	902,522.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	707,097.59	174,977.73	01/01/24	03/31/24	--	0.00	0.00	23,532.41	46,438.79	8,600.85	0.00
32	593,586.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	815,422.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	722,403.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	441,979.77	435,278.08	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	593,215.31	707,039.09	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	678,180.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
42	419,797.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	243,584.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	472,283.26	0.00	--	--	--	0.00	0.00	12,391.65	24,831.83	0.00	0.00
46	267,925.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1-1	9,646,289.32	11,646,823.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,276,205.75	342,906.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	572,656.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37A2-B	4,781,583.91	4,564,000.74	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	267,887.28	288,806.21	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2-1	10,409,472.41	2,572,906.10	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A3	33,475,285.12	39,309,665.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A6	33,475,285.12	39,309,665.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21A-1	11,633,815.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A3	7,404,190.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A4	7,404,190.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	13,789,384.57	14,651,741.02	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	13,789,384.57	14,651,741.02	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A5	13,789,384.57	14,651,741.02	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,613,445.59	3,611,792.11	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	7,843,655.67	7,945,308.84	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	918,262.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	13,534,706.58	3,530,590.06	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	7,843,655.67	7,945,308.84	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	649,855,223.54	198,080,773.77				0.00	0.00	320,195.27	355,541.83	8,600.85	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/24	2	8,957,144.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.624771%	3.608434%	71
07/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.624963%	3.608627%	72
06/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.625168%	3.608833%	73
05/10/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.625358%	3.609025%	74
04/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.625560%	3.609229%	75
03/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.625749%	3.609418%	76
02/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.625963%	3.609634%	77
01/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.626148%	3.609820%	78
12/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.626310%	3.609983%	79
11/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.626483%	3.610157%	80
10/13/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.626643%	3.610318%	81
09/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.626796%	3.610472%	82
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
5A1-4	30319066	07/06/24	0	A	108,715.27	108,715.27	0.00		40,000,000.00
7A1	30319068	07/06/24	0	A	175,555.94	175,555.94	0.00		36,413,200.83
31	30319085	06/06/24	1	1	23,532.41	46,438.79	14,761.10		6,600,000.00	06/25/24	98
45	30319096	06/06/24	1	1	12,391.65	24,831.83	0.00		2,364,838.87
Totals					320,195.27	355,541.83	14,761.10		85,378,039.70
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		11,001,363	11,001,363	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		14,478,766	14,478,766	0		0
49 - 60 Months		29,075,000	29,075,000	0		0
> 60 Months		757,107,326	748,150,182	8,957,145		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-24	811,662,455	802,705,311	8,957,145	0	0	0
Jul-24	812,163,909	812,163,909	0	0	0	0
Jun-24	812,694,447	812,694,447	0	0	0	0
May-24	813,192,426	813,192,426	0	0	0	0
Apr-24	813,719,601	813,719,601	0	0	0	0
Mar-24	814,214,129	814,214,129	0	0	0	0
Feb-24	814,768,941	814,768,941	0	0	0	0
Jan-24	815,276,579	815,276,579	0	0	0	0
Dec-23	815,653,293	815,653,293	0	0	0	0
Nov-23	816,051,266	816,051,266	0	0	0	0
Oct-23	816,425,348	816,425,348	0	0	0	0
Sep-23	816,794,424	816,794,424	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
31	30319085	6,600,000.00	6,600,000.00	11,400,000.00	09/30/20	174,096.48	2.50000	03/31/24	11/06/30	I/O
Totals		6,600,000.00	6,600,000.00	11,400,000.00		174,096.48

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
31	30319085	MU	NY	06/25/24	98

8/6/2024 - Loan transferred SS for borrower’s non-cooperation with the cash management provisions and imminent payment default with JPM vacating their space at LXP 7/31/24. The Property is a mixed use building on W 86th St with ground floor retail and 13 multi-family units. The retail space has been dark since covid. Borrower has signed the PNL and believes they have supplied all amounts to the lockbox that Wells Fargo has requested and are not in violation of the cash management provisions. Borrower is marketing the asset for sale and lease and has had minimal interest in the space. Lender will continue trying to enforce the loan documents while dual tracking remedies and a potential workout with the borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5A1-4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	24.84	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	24.84	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,524.84

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “U.S. Risk Retention Special Notices” tab for the GS Mortgage Securities Corporation Trust 2020-GSA2 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant and the Hedging Covenant. Investors should refer to the Certificate Administrator’s website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27